ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued interest expenses	¥ 32,902	¥ 21,114
Accrued debt issuance costs	618	34,194
Income tax payable (note 19)	43,898	20,122
Consideration payables for acquisitions (note 8)	192,367	159,489
Deferred government grants	4,800
Accrued payroll and welfare benefits	77,134	47,432
Accrued professional fees	32,076	15,725
Other accrued operating expenses	52,618	38,118
Other payables	40,151	32,430
Total accrued expenses and other payables	¥ 476,564	¥ 368,624